FINANCING AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Disclosure of Assets Based on Categories	The following table summarizes assets and liabilities based on their categories at December 31, 2020:

	December 31, 2020
	Carrying amount in the consolidated statements of financial position	Non-financial assets and liabilities	Assets/Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	5,600	—	5,600	—	—	—
Restricted cash and other restricted funds	363	—	363	—	—	—
Trade accounts receivable and other	3,072	—	2,699	—	373	—
Inventories	12,328	12,328	—	—	—	—
Prepaid expenses and other current assets	2,281	910	1,018	—	—	353
Assets held for sale	4,329	3,384	945	—	—	—
Total current assets	27,973	16,622	10,625	—	373	353

Non-current assets:
Goodwill and intangible assets	4,312	4,312	—	—	—	—
Property, plant and equipment and biological assets	30,622	30,577	—	45	—	—
Investments in associates and joint ventures	6,817	6,817	—	—	—	—
Other investments	2,980	—	—	—	2,980	—
Deferred tax assets	7,866	7,866	—	—	—	—
Other assets	1,482	237	785	136	—	324
Total non-current assets	54,079	49,809	785	181	2,980	324
Total assets	82,052	66,431	11,410	181	3,353	677

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	2,507	—	2,507	—	—	—
Trade accounts payable and other	11,525	—	11,525	—	—	—
Short-term provisions	935	919	16	—	—	—
Accrued expenses and other liabilities	4,197	1,160	2,829	—	—	208
Income tax liabilities	464	464	—	—	—	—
Liabilities held for sale	3,039	709	2,330	—	—	—
Total current liabilities	22,667	3,252	19,207	—	—	208

Non-current liabilities:
Long-term debt, net of current portion	9,815	—	9,815	—	—	—
Deferred tax liabilities	1,832	1,832	—	—	—	—
Deferred employee benefits	4,656	4,656	—	—	—	—
Long-term provisions	1,697	1,691	6	—	—	—
Other long-term obligations	1,148	354	698	—	—	96
Total non-current liabilities	19,148	8,533	10,519	—	—	96

Equity:
Equity attributable to the equity holders of the parent	38,280	38,280	—	—	—	—
Non-controlling interests	1,957	1,957	—	—	—	—
Total equity	40,237	40,237	—	—	—	—
Total liabilities and equity	82,052	52,022	29,726	—	—	304

	December 31, 2019
	Carrying amount in the consolidated statements of financial position	Non-financial assets and liabilities	Assets/Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	4,867	—	4,867	—	—	—
Restricted cash	128	—	128	—	—	—
Trade accounts receivable and other	3,569	—	3,146	—	423	—
Inventories	17,296	17,296	—	—	—	—
Prepaid expenses and other current assets	2,756	1,305	1,047	136	—	268
Total current assets	28,616	18,601	9,188	136	423	268

Non-current assets:
Goodwill and intangible assets	5,432	5,432	—	—	—	—
Property, plant and equipment and biological assets	36,231	36,172	—	59	—	—
Investments in associates and joint ventures	6,529	6,529	—	—	—	—
Other investments	772	—	—	—	772	—
Deferred tax assets	8,680	8,680	—	—	—	—
Other assets	1,648	388	1,130	—	—	130
Total non-current assets	59,292	57,201	1,130	59	772	130
Total assets	87,908	75,802	10,318	195	1,195	398

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	2,869	—	2,869	—	—	—
Trade accounts payable and other	12,614	—	12,614	—	—	—
Short-term provisions	516	485	31	—	—	—
Accrued expenses and other liabilities	4,910	1,075	3,527	—	—	308
Income tax liabilities	378	378	—	—	—	—
Total current liabilities	21,287	1,938	19,041	—	—	308

Non-current liabilities:
Long-term debt, net of current portion	11,471	—	11,471	—	—	—
Deferred tax liabilities	2,331	2,331	—	—	—	—
Deferred employee benefits	7,343	7,343	—	—	—	—
Long-term provisions	2,475	2,465	10	—	—	—
Other long-term obligations	2,518	501	1,779	—	—	238
Total non-current liabilities	26,138	12,640	13,260	—	—	238

Equity:
Equity attributable to the equity holders of the parent	38,521	38,521	—	—	—	—
Non-controlling interests	1,962	1,962	—	—	—	—
Total equity	40,483	40,483	—	—	—	—
Total liabilities and equity	87,908	55,061	32,301	—	—	546

Disclosure of Liabilities Based on Categories	The following table summarizes assets and liabilities based on their categories at December 31, 2020:

	December 31, 2020
	Carrying amount in the consolidated statements of financial position	Non-financial assets and liabilities	Assets/Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	5,600	—	5,600	—	—	—
Restricted cash and other restricted funds	363	—	363	—	—	—
Trade accounts receivable and other	3,072	—	2,699	—	373	—
Inventories	12,328	12,328	—	—	—	—
Prepaid expenses and other current assets	2,281	910	1,018	—	—	353
Assets held for sale	4,329	3,384	945	—	—	—
Total current assets	27,973	16,622	10,625	—	373	353

Non-current assets:
Goodwill and intangible assets	4,312	4,312	—	—	—	—
Property, plant and equipment and biological assets	30,622	30,577	—	45	—	—
Investments in associates and joint ventures	6,817	6,817	—	—	—	—
Other investments	2,980	—	—	—	2,980	—
Deferred tax assets	7,866	7,866	—	—	—	—
Other assets	1,482	237	785	136	—	324
Total non-current assets	54,079	49,809	785	181	2,980	324
Total assets	82,052	66,431	11,410	181	3,353	677

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	2,507	—	2,507	—	—	—
Trade accounts payable and other	11,525	—	11,525	—	—	—
Short-term provisions	935	919	16	—	—	—
Accrued expenses and other liabilities	4,197	1,160	2,829	—	—	208
Income tax liabilities	464	464	—	—	—	—
Liabilities held for sale	3,039	709	2,330	—	—	—
Total current liabilities	22,667	3,252	19,207	—	—	208

Non-current liabilities:
Long-term debt, net of current portion	9,815	—	9,815	—	—	—
Deferred tax liabilities	1,832	1,832	—	—	—	—
Deferred employee benefits	4,656	4,656	—	—	—	—
Long-term provisions	1,697	1,691	6	—	—	—
Other long-term obligations	1,148	354	698	—	—	96
Total non-current liabilities	19,148	8,533	10,519	—	—	96

Equity:
Equity attributable to the equity holders of the parent	38,280	38,280	—	—	—	—
Non-controlling interests	1,957	1,957	—	—	—	—
Total equity	40,237	40,237	—	—	—	—
Total liabilities and equity	82,052	52,022	29,726	—	—	304

	December 31, 2019
	Carrying amount in the consolidated statements of financial position	Non-financial assets and liabilities	Assets/Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	4,867	—	4,867	—	—	—
Restricted cash	128	—	128	—	—	—
Trade accounts receivable and other	3,569	—	3,146	—	423	—
Inventories	17,296	17,296	—	—	—	—
Prepaid expenses and other current assets	2,756	1,305	1,047	136	—	268
Total current assets	28,616	18,601	9,188	136	423	268

Non-current assets:
Goodwill and intangible assets	5,432	5,432	—	—	—	—
Property, plant and equipment and biological assets	36,231	36,172	—	59	—	—
Investments in associates and joint ventures	6,529	6,529	—	—	—	—
Other investments	772	—	—	—	772	—
Deferred tax assets	8,680	8,680	—	—	—	—
Other assets	1,648	388	1,130	—	—	130
Total non-current assets	59,292	57,201	1,130	59	772	130
Total assets	87,908	75,802	10,318	195	1,195	398

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	2,869	—	2,869	—	—	—
Trade accounts payable and other	12,614	—	12,614	—	—	—
Short-term provisions	516	485	31	—	—	—
Accrued expenses and other liabilities	4,910	1,075	3,527	—	—	308
Income tax liabilities	378	378	—	—	—	—
Total current liabilities	21,287	1,938	19,041	—	—	308

Non-current liabilities:
Long-term debt, net of current portion	11,471	—	11,471	—	—	—
Deferred tax liabilities	2,331	2,331	—	—	—	—
Deferred employee benefits	7,343	7,343	—	—	—	—
Long-term provisions	2,475	2,465	10	—	—	—
Other long-term obligations	2,518	501	1,779	—	—	238
Total non-current liabilities	26,138	12,640	13,260	—	—	238

Equity:
Equity attributable to the equity holders of the parent	38,521	38,521	—	—	—	—
Non-controlling interests	1,962	1,962	—	—	—	—
Total equity	40,483	40,483	—	—	—	—
Total liabilities and equity	87,908	55,061	32,301	—	—	546

Disclosure of Fair Value Measurement of Assets	The following tables summarize the bases used to measure certain financial assets and financial liabilities at their fair value on recurring basis.

As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	2,934	—	46	2,980
Trade accounts receivable and other subject to TSR programs*	—	—	373	373
Derivative financial current assets	—	353	—	353
Derivative financial non-current assets	—	265	59	324
Total assets at fair value	2,934	618	478	4,030
Liabilities at fair value:
Derivative financial current liabilities	—	208	—	208
Derivative financial non-current liabilities	—	96	—	96
Total liabilities at fair value	—	304	—	304
*The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.

As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	699	—	73	772
Trade accounts receivable and other subject to TSR programs*	—	—	423	423
Derivative financial current assets	—	268	—	268
Derivative financial non-current assets	—	3	127	130
Total assets at fair value	699	271	623	1,593
Liabilities at fair value:
Derivative financial current liabilities	—	144	164	308
Derivative financial non-current liabilities	—	101	137	238
Total liabilities at fair value	—	245	301	546
*The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.
The following table summarizes the reconciliation of the fair value of the financial instruments classified as Level 3:

	Put option with ISP	Call option on 1,000 mandatory convertible bonds	Special payment in pellet purchase agreement	Total
Balance as of December 31, 2018	(124)	483	(568)	(209)
Change in fair value	(1)	(356)	392	35
Balance as of December 31, 2019	(125)	127	(176)	(174)
Change in fair value/foreign exchange differences	(10)	(68)	6	(72)
Value of option at exercise date/divested balance	135	—	170	305
Balance as of December 31, 2020	—	59	—	59

Disclosure of Fair Value Measurement of Liabilities	The following tables summarize the bases used to measure certain financial assets and financial liabilities at their fair value on recurring basis.

As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	2,934	—	46	2,980
Trade accounts receivable and other subject to TSR programs*	—	—	373	373
Derivative financial current assets	—	353	—	353
Derivative financial non-current assets	—	265	59	324
Total assets at fair value	2,934	618	478	4,030
Liabilities at fair value:
Derivative financial current liabilities	—	208	—	208
Derivative financial non-current liabilities	—	96	—	96
Total liabilities at fair value	—	304	—	304
*The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.

As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	699	—	73	772
Trade accounts receivable and other subject to TSR programs*	—	—	423	423
Derivative financial current assets	—	268	—	268
Derivative financial non-current assets	—	3	127	130
Total assets at fair value	699	271	623	1,593
Liabilities at fair value:
Derivative financial current liabilities	—	144	164	308
Derivative financial non-current liabilities	—	101	137	238
Total liabilities at fair value	—	245	301	546
*The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.
The following table summarizes the reconciliation of the fair value of the financial instruments classified as Level 3:

	Put option with ISP	Call option on 1,000 mandatory convertible bonds	Special payment in pellet purchase agreement	Total
Balance as of December 31, 2018	(124)	483	(568)	(209)
Change in fair value	(1)	(356)	392	35
Balance as of December 31, 2019	(125)	127	(176)	(174)
Change in fair value/foreign exchange differences	(10)	(68)	6	(72)
Value of option at exercise date/divested balance	135	—	170	305
Balance as of December 31, 2020	—	59	—	59

Disclosure of Detailed Information About Borrowings
Short-term debt, including the current portion of long-term debt, consisted of the following:

	December 31,
	2020	2019
Short-term bank loans and other credit facilities including commercial paper [1]	1,647	1,838
Current portion of long-term debt	677	770
Lease obligations[2]	183	261
Total	2,507	2,869
1.The weighted average interest rate on short-term borrowings outstanding was 1.3% and 1.1% as of December 31, 2020 and 2019, respectively.
2.See note 7.
Long-term debt is comprised of the following:

				December 31,
	Year of maturity	Type of Interest	Interest rate[1]	2020	2019
Corporate
5.5 billion Revolving Credit Facility[3]	2023 - 2025	Floating		—	—
CHF 225 million Unsecured Notes	2020	Fixed	2.50%	—	233
€600 million Unsecured Notes	2020	Fixed	2.88%	—	316
€500 million Unsecured Notes	2021	Fixed	3.00%	350	320
€750 million Unsecured Notes	2022	Fixed	3.13%	596	841
1.1 billion Unsecured Notes	2022	Fixed	6.25%	—	657
€500 million Unsecured Notes	2023	Fixed	0.95%	448	558
€750 million Unsecured Notes	2023	Fixed	1.00%	917	838
€1.0 billion Unsecured Notes	2024	Fixed	2.25%	1,234	1,131
750 Unsecured Notes	2024	Fixed	3.60%	747	746
500 Unsecured Notes	2025	Fixed	6.13%	256	498
€750 million Unsecured Notes	2025	Fixed	1.75%	913	834
750 Unsecured Notes	2026	Fixed	4.55%	745	745
500 Unsecured Notes	2029	Fixed	4.25%	494	493
1.5 billion Unsecured Bonds	2039	Fixed	7.25%	671	671
1.0 billion Unsecured Notes	2041	Fixed	7.00%	428	428
Other loans	2021 - 2022	Fixed	3.1% - 3.5%	218	151
EIB loan	2025	Fixed	1.16%	304	344
Other loans	2021 - 2035	Floating	0.4% - 2.4%	1,204	1,218
Total Corporate				9,525	11,022
Americas
Other loans	2020 - 2030	Fixed/Floating	0.0% - 9.5%	83	81
Total Americas				83	81
Europe, Asia & Africa
EBRD Facility	2024	Floating	2.2% - 2.5%	129	175
Other loans	2021 - 2030	Fixed/Floating	0.0% - 6.2%	123	97
Total Europe, Asia & Africa				252	272
Total				9,860	11,375
Less current portion of long-term debt				(677)	(770)
Total long-term debt (excluding lease obligations)				9,183	10,605
Long-term lease obligations[2]				632	866
Total long-term debt, net of current portion				9,815	11,471
1.Rates applicable to balances outstanding at December 31, 2020. For debt that has been redeemed in its entirety during 2020, the interest rates refer to the rates at repayment date.
2.Net of current portion of 183 and 261 as of December 31, 2020 and 2019, respectively. Further information regarding leases is provided in note 7.
3. On November 26, 2020, the commitments were extended by one year to December 19, 2025. The commitments are 5.5 billion until December 19, 2023 and 5.4 billion until December 19, 2025.
The following table provides details of the outstanding bonds on maturity, the original coupons and the current interest rates for the bonds impacted by changes in the long-term credit rating:

Nominal value	Date of issuance	Repayment date	Interest rate[1]	Issued at
€500 million Unsecured Notes	Apr 9, 2015	Apr 9, 2021	3.00%	99.55%
€750 million Unsecured Notes	Jan 14, 2015	Jan 14, 2022	3.13%	99.73%
€500 million Unsecured Notes	Dec 4, 2017	Jan 17, 2023	0.95%	99.38%
€750 million Unsecured Notes	Nov 19, 2019	May 19, 2023	1.00%	99.89%
€250 million Unsecured Notes	Jul 4, 2019	Jan 17, 2024	2.25%	105.59%
€750 million Unsecured Notes	Jan 17, 2019	Jan 17, 2024	2.25%	99.72%
750 Unsecured Notes	Jul 16, 2019	Jul 16, 2024	3.60%	99.86%
500 Unsecured Notes	Jun 1, 2015	Jun 1, 2025	6.13%	100.00%
€750 million Unsecured Notes	Nov 19, 2019	Nov 19, 2025	1.75%	99.41%
750 Unsecured Notes	Mar 11, 2019	Mar 11, 2026	4.55%	99.72%
500 Unsecured Notes	Jul 16, 2019	Jul 16, 2029	4.25%	99.00%
1.0 billion Unsecured Bonds	Oct 8, 2009	Oct 15, 2039	7.25%	95.20%
500 Unsecured Bonds	Aug 5, 2010	Oct 15, 2039	7.25%	104.84%
1.0 billion Unsecured Notes	Mar 7, 2011	Mar 1, 2041	7.00%	99.18%
1.Rates applicable at December 31, 2020.

Disclosure of Maturity Analysis for Non-derivative Financial Liabilities
As of December 31, 2020 the scheduled maturities of short-term debt, long-term debt and long-term lease obligations, including their current portion are as follows:

Year of maturity	Amount
2021	2,507
2022	955
2023	2,454
2024	2,191
2025	1,339
Subsequent years	2,876
Total	12,322

	December 31, 2020
	Carrying amount	Contractual Cash Flow	2021	2022	from 2023 to 2025	After 2025
Non-derivative financial liabilities
Bonds	(7,888)	(10,307)	(616)	(851)	(5,135)	(3,705)
Loans over 100	(1,998)	(2,345)	(769)	(190)	(998)	(388)
Trade and other payables	(11,525)	(11,530)	(11,530)	—	—	—
Other loans and lease	(2,436)	(2,692)	(1,448)	(211)	(546)	(487)
Total	(23,847)	(26,874)	(14,363)	(1,252)	(6,679)	(4,580)
Derivative financial liabilities
Foreign exchange contracts	(170)	(170)	(149)	(13)	(8)	—
Other commodities contracts[1]	(134)	(134)	(59)	(28)	(47)	—
Total	(304)	(304)	(208)	(41)	(55)	—
1.Commodity contracts include base metals, freight, energy and emission rights.

	December 31, 2019
	Carrying amount	Contractual Cash Flow	2020	2021	from 2022 to 2024	After 2024
Non-derivative financial liabilities
Bonds	(9,398)	(12,227)	(880)	(643)	(5,542)	(5,162)
Loans over 100	(1,968)	(2,405)	(534)	(453)	(1,014)	(404)
Trade and other payables	(12,614)	(12,619)	(12,619)	—	—	—
Other loans	(2,974)	(3,257)	(1,886)	(297)	(528)	(546)
Total	(26,954)	(30,508)	(15,919)	(1,393)	(7,084)	(6,112)
Derivative financial liabilities
Equity contracts (Put options)[1]	(125)	(125)	(125)	—	—	—
Foreign exchange contracts	(90)	(90)	(49)	—	—	(41)
Other commodities contracts[2]	(331)	(331)	(134)	(76)	(103)	(18)
Total	(546)	(546)	(308)	(76)	(103)	(59)
1.Equity contracts balance as of December 31, 2019 shown above included the the put option granted to ISP in the context of the acquisition of ArcelorMittal Italia, which was exercised in December 2020, see note 2.2.4 and 2.3.2.
2.Commodity contracts include base metals, freight, energy and emission rights.
Disclosure of Estimated Fair Value and Carrying Value of Debt

As of December 31, 2020	Carrying amount	Fair Value
		Level 1	Level 2	Level 3	Total
Instruments payable bearing interest at fixed rates	9,195	8,698	1,431	—	10,129
Instruments payable bearing interest at variable rates	1,480		1,488	—	1,488
Total long-term debt, including current portion	10,675	8,698	2,919	—	11,617
Short term bank loans and other credit facilities including commercial paper	1,647	—	1,649	—	1,649

As of December 31, 2019	Carrying amount	Fair Value
		Level 1	Level 2	Level 3	Total
Instruments payable bearing interest at fixed rates	10,999	9,963	1,747	—	11,710
Instruments payable bearing interest at variable rates	1,503		1,501	—	1,501
Total long-term debt, including current portion	12,502	9,963	3,248	—	13,211
Short term bank loans and other credit facilities including commercial paper	1,838		1,854	—	1,854

Disclosure of Cash and Cash Equivalents
Cash and cash equivalents consisted of the following:

	December 31,
	2020	2019
Cash at bank	3,487	3,443
Term deposits	393	246
Money market funds[1]	1,720	1,178
Total	5,600	4,867
1Money market funds are highly liquid investments with a maturity of 3 months or less from the date of acquisition.
Reconciliation of Liabilities Arising from Financing Activities

	Long-term debt, net of current portion	Short-term debt and current portion of long term debt
Balance as of December 31, 2018	9,316	3,167
Adoption of IFRS 16 (notes 1 and 7)	893	243
Balance as of January 1, 2019	10,209	3,410
Proceeds from long-term debt	5,772	—
Payments of long-term debt	(3,299)	—
Amortized cost	7	13
Unrealized foreign exchange effects	(78)	(42)
Proceeds from short-term debt	—	600
Payments of short-term debt	—	(1,811)
Payments of principal portion of lease liabilities (note 7) [1]	(10)	(310)
Additions to lease liabilities (notes 5.2 and 7)	185	74
Current portion of long-term debt	(1,031)	1,031
Derecognition of lease liabilities following the divestment of Global Chartering (note 2.3.1)	(311)	(89)
Other movements	27	(7)
Balance as of December 31, 2019 (note 6.1.2)	11,471	2,869
Proceeds from long-term debt	323	—
Payments of long-term debt	(1,645)	—
Amortized cost	8	7
Unrealized foreign exchange effects	563	115
Proceeds from short-term debt	—	430
Payments of short-term debt	—	(1,503)
Current portion of long-term debt	(860)	860
Payments of principal portion of lease liabilities (note 7) [1]	(7)	(235)
Additions to lease liabilities (notes 5.2 and 7)	195	38
Derecognition of lease liabilities following the divestment of ArcelorMittal USA (note 2.3.1)	(208)	(70)
Debt classified as held for sale (note 2.3.2)	(21)	(3)
Other movements	(4)	(1)
Balance as of December 31, 2020 (note 6.1.2)	9,815	2,507
1.Cash payments decreasing the outstanding liability relating to leases are classified under payments of principal portion of lease liabilities and other financing activities in the Company's consolidated statements of cash flows.
Schedule of Net Debt by Currency
The Company monitors its net debt in order to manage its capital. The following tables present the structure of the Company’s net debt by original currency at December 31, 2020 and December 31, 2019:

As of December 31, 2020	Total USD	EUR	USD	CAD	PLN	UAH	Other (in USD)
Short-term debt and current portion of long-term debt	2,507	1,283	765	172	19	46	222
Long-term debt, net of current portion	9,815	5,775	3,567	91	239	17	126
Cash and cash equivalents, restricted cash and other restricted funds	(5,963)	(2,637)	(2,236)	(35)	(152)	(19)	(884)
Net debt	6,359	4,421	2,096	228	106	44	(536)

As of December 31, 2019	Total USD	EUR	USD	CHF	PLN	CAD	Other (in USD)
Short-term debt and current portion of long-term debt	2,869	1,966	248	233	20	174	228
Long-term debt, net of current portion	11,471	6,240	4,754	—	239	106	132
Cash and cash equivalents and restricted cash	(4,995)	(2,986)	(1,383)	(2)	(64)	(32)	(528)
Net debt	9,345	5,220	3,619	231	195	248	(168)

Disclosure of Detailed Information About Financial Instruments
The following tables summarize this portfolio:

	December 31, 2020
	Assets		Liabilities
	Notional Amount	Fair Value	Notional Amount	Fair Value
Interest rate instruments
Other interest rate instruments	22	—	10	—
Total interest rate instruments		—		—

Foreign exchange rate instruments
Forward purchase contracts	356	2	2,199	(113)
Forward sale contracts	847	24	371	(19)
Currency swaps purchase	260	36	—	—
Exchange option purchases	2,938	18	1,176	(15)
Exchange options sales	2,960	26	1,208	(23)
Total foreign exchange rate instruments		106		(170)

Raw materials (base metals), freight, energy, emission rights
Term contracts sales	567	38	370	(46)
Term contracts purchases	1,673	473	854	(87)
Options sales/purchases	47	1	48	(1)
Total raw materials (base metals), freight, energy, emission rights		512		(134)
Total		618		(304)

	December 31, 2019
	Assets		Liabilities
	Notional Amount	Fair Value	Notional Amount	Fair Value
Foreign exchange rate instruments
Forward purchase contracts	1,187	29	2,633	(36)
Forward sale contracts	1,716	42	705	(4)
Currency swaps sales	—	—	500	(41)
Exchange option purchases	2,317	38	1,030	(4)
Exchange options sales	1,213	10	1,418	(5)
Total foreign exchange rate instruments		119		(90)

Raw materials (base metals), freight, energy, emission rights
Term contracts sales	250	29	182	(7)
Term contracts purchases	419	117	1,479	(142)
Option sales/purchases	12	6	10	(6)
Total raw materials (base metals), freight, energy, emission rights		152		(155)
Total		271		(245)
Fair values of raw material, freight, energy and emission rights instruments categorized as Level 2 are as follows:

	December 31,
	2020	2019
Base metals	7	(6)
Freight	—	7
Energy (oil, gas, electricity)	(36)	(92)
Emission rights	407	88
Total	378	(3)

Derivative assets associated with raw materials, energy, freight and emission rights	512	152
Derivative liabilities associated with raw materials, energy, freight and emission rights	(134)	(155)
Total	378	(3)

Analysis of Financing Costs
Financing costs - net recognized in the years ended December 31, 2020, 2019 and 2018 are as follows:

	Year ended December 31,
	2020	2019	2018
Interest expense	(477)	(695)	(687)
Interest income	56	88	72
Change in fair value adjustment on call option on mandatory convertible bonds and pellet purchase agreement (note 6.1.5)	(143)	(320)	(572)
Accretion of defined benefit obligations and other long term liabilities	(325)	(405)	(349)
Net foreign exchange result	107	4	(235)
Other[1]	(474)	(324)	(439)
Total	(1,256)	(1,652)	(2,210)
1.Other mainly includes expenses related to true sale of receivables (“TSR”) programs and bank fees. It also includes premiums and fees of 120 relating to the bonds early redeemed in 2020 (71 and 104 of premiums and fees relating to bonds early redeemed in 2019 and 2018, respectively). In 2020, other also includes 178 relating to renewal of mandatorily convertible bonds (see note 11.2).

Disclosure of Capital Management

	December 31,
	2020	2019
Total equity	40,237	40,483
Net debt (including 21 and nil cash and debt classified as held for sale as of December 31, 2020 and 2019 respectively)	6,380	9,345
Gearing	15.9%	23.1%

Disclosure of Nature and Extent of Risks Arising from Financial Instruments

	December 31, 2020
	Trade receivables	Trade payables
USD	830	4,168
EUR	805	4,507
BRL	705	934
CAD	42	284
KZT	42	206
ZAR	82	249
MXN	55	54
UAH	62	161
PLN	165	615
ARS	51	61
Other	233	286
Total	3,072	11,525

Sensitivity Analysis for Types of Market Risk	The sensitivity analysis carried out by the Company considers the effects on its trade receivables and trade payables of a 10% increase or decrease between the relevant foreign currencies and the U.S. dollar.

	10% increase		10% decrease
	Trade receivables	Trade payables	Trade receivables	Trade payables
EUR	81	451	(81)	(451)
BRL	71	93	(71)	(93)
CAD	4	28	(4)	(28)
KZT	4	21	(4)	(21)
ZAR	8	25	(8)	(25)
MXN	6	5	(6)	(5)
UAH	6	16	(6)	(16)
PLN	17	62	(17)	(62)
ARS	5	6	(5)	(6)

	December 31, 2020
	Income	Other Equity
10% strengthening in U.S. dollar	(60)	196
10% weakening in U.S. dollar	64	(202)

	December 31, 2019
	Income	Other Equity
10% strengthening in U.S. dollar	(104)	325
10% weakening in U.S. dollar	113	(252)

	December 31, 2020
	Floating porting of net debt[1]	Interest Rate Swaps/Forward Rate Agreements
100 bp increase	40	—
100 bp decrease	(40)	—

	December 31, 2019
	Floating porting of net debt[1]	Interest Rate Swaps/Forward Rate Agreements
100 bp increase	30	—
100 bp decrease	(30)	—
1.Please refer to note 6.1.4 for a description of net debt (including fixed and floating portion).

	December 31, 2020
	Income	Other Equity Cash Flow Hedging Reserves
'+10% in prices
Base Metals	2	10
Iron Ore	—	(1)
Freight	—	3
Emission rights	—	145
Energy	—	82
'-10% in prices
Base Metals	(2)	(10)
Iron Ore	—	1
Freight	—	(3)
Emission rights	—	(145)
Energy	—	(82)

	December 31, 2019
	Income	Other Equity Cash Flow Hedging Reserves
'+10% in prices
Base Metals	2	15
Iron Ore	—	—
Freight	—	—
Emission rights	—	65
Energy	—	71
'-10% in prices
Base Metals	(2)	(15)
Iron Ore	—	—
Freight	—	—
Emission rights	—	(65)
Energy	—	(71)

Disclosure of Maturity Analysis for Derivative Financial Liabilities

	December 31, 2020
	Carrying amount	Contractual Cash Flow	2021	2022	from 2023 to 2025	After 2025
Non-derivative financial liabilities
Bonds	(7,888)	(10,307)	(616)	(851)	(5,135)	(3,705)
Loans over 100	(1,998)	(2,345)	(769)	(190)	(998)	(388)
Trade and other payables	(11,525)	(11,530)	(11,530)	—	—	—
Other loans and lease	(2,436)	(2,692)	(1,448)	(211)	(546)	(487)
Total	(23,847)	(26,874)	(14,363)	(1,252)	(6,679)	(4,580)
Derivative financial liabilities
Foreign exchange contracts	(170)	(170)	(149)	(13)	(8)	—
Other commodities contracts[1]	(134)	(134)	(59)	(28)	(47)	—
Total	(304)	(304)	(208)	(41)	(55)	—
1.Commodity contracts include base metals, freight, energy and emission rights.

	December 31, 2019
	Carrying amount	Contractual Cash Flow	2020	2021	from 2022 to 2024	After 2024
Non-derivative financial liabilities
Bonds	(9,398)	(12,227)	(880)	(643)	(5,542)	(5,162)
Loans over 100	(1,968)	(2,405)	(534)	(453)	(1,014)	(404)
Trade and other payables	(12,614)	(12,619)	(12,619)	—	—	—
Other loans	(2,974)	(3,257)	(1,886)	(297)	(528)	(546)
Total	(26,954)	(30,508)	(15,919)	(1,393)	(7,084)	(6,112)
Derivative financial liabilities
Equity contracts (Put options)[1]	(125)	(125)	(125)	—	—	—
Foreign exchange contracts	(90)	(90)	(49)	—	—	(41)
Other commodities contracts[2]	(331)	(331)	(134)	(76)	(103)	(18)
Total	(546)	(546)	(308)	(76)	(103)	(59)
1.Equity contracts balance as of December 31, 2019 shown above included the the put option granted to ISP in the context of the acquisition of ArcelorMittal Italia, which was exercised in December 2020, see note 2.2.4 and 2.3.2.
2.Commodity contracts include base metals, freight, energy and emission rights.
Disclosure of Information About Terms and Conditions of Cash Flow Hedges
The following tables present the periods in which the derivatives designated as cash flows hedges are expected to mature:

	December 31, 2020
	Assets/ (liabilities)	(Outflows)/inflows
	Fair value	3 months and less	3-6 months	6-12 months	2022	After 2022
Foreign exchange contracts	(37)	(29)	(31)	(21)	2	42
Commodities	(35)	—	1	6	(9)	(33)
Emission rights	405	89	—	129	187	—
Total	333	60	(30)	114	180	9

	December 31, 2019
	Assets/ (liabilities)	(Outflows)/inflows
	Fair value	3 months and less	3-6 months	6-12 months	2021	After 2021
Foreign exchange contracts	46	67	(17)	(4)	—	—
Commodities[1]	(275)	(12)	(27)	(40)	(47)	(149)
Emission rights	88	(4)	—	92	—	—
Total	(141)	51	(44)	48	(47)	(149)
1.The commodities balance as of December 31, 2019 shown above included the commodities liability balance of 176 for the special payment in the pellet purchase agreement, which was disposed in 2020 with the sale of ArcelorMittal USA (note 6.1.5).
The following table presents the periods in which the realized and unrealized gains or losses on derivatives designated as cash flows hedges recognized in other comprehensive income, net of tax, are expected to impact the consolidated statements of operations:

	December 31, 2020
	Cash flow hedge reserve[1]	(Expense)/income
	Carrying amount	3 months and less	3-6 months	6-12 months	2022	After 2022
Foreign exchange contracts	(13)	3	1	(23)	2	4
Commodity contracts	(2)	2	2	8	4	(18)
Emission rights	214	15	15	33	81	70
Total	199	20	18	18	87	56
1.The cash flow hedge reserve balance as of December 31, 2020 also includes 30 deferred gains for the Company's share of such reserves at its equity method investments, which are not disclosed above (nil as of December 31, 2019).

	December 31, 2019
	Cash flow hedge reserve	(Expense)/income
	Carrying amount	3 months and less	3-6 months	6-12 months	2021	After 2021
Foreign exchange contracts	13	9	1	3	—	—
Commodity contracts[1]	(106)	(16)	(19)	(27)	(44)	—
Emission rights	310	72	73	145	16	4
Total	217	65	55	121	(28)	4
1.The commodity contracts balance as of December 31, 2019 shown above included 29 deferred losses related to the special payment in the pellet purchase agreement and other commodity hedges, which were disposed in 2020 with the sale of ArcelorMittal USA (note 6.1.5).

Disclosure of Detailed Information About Hedging Instruments
The following tables summarize the effect of hedge accounting on ArcelorMittal’s consolidated statement of financial position, statement of comprehensive income and statement of changes in equity.

	December 31, 2020
Hedging Instruments	Nominal amount of the hedging instrument	Assets carrying amount	Liabilities carrying amount	Line item in the statement of financial position where the hedging instrument is located
Cash flow hedges
Foreign exchange risk - Option/forward contracts	2,379	3	(84)	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Foreign exchange risk - Option/forward/swap contracts	440	44	—	Other assets/Other long-term obligations
Price risk - Commodities forwards	459	22	(14)	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Price risk - Commodities forwards	971	32	(75)	Other assets/Other long-term obligations
Price risk - Emission rights forwards	686	218	—	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Price risk - Emission rights forwards	348	187	—	Other assets/Other long-term obligations
Total		506	(173)

	December 31, 2020
Hedging Instruments	Cash flow hedge reserve at December 31, 2019	Hedging gains or losses of the reporting period that were recognized in OCI	Gains or losses reclassification adjustment and hedge ineffectiveness	Basis adjustment	Line item in the statement of comprehensive income that includes the reclassification adjustment and hedge ineffectiveness	Cash flow hedge reserve at December 31, 2020[1]
Cash flow hedges
Foreign exchange risk - Option/Forward contracts	31	(96)	35	17	Sales	(13)
Price risk - Commodities forwards	(106)	(140)	241	3	Sales, Cost of sales	(2)
Price risk - Emission rights forwards	310	271	(367)	—	Cost of sales	214
Total	235	35	(91)	20		199
1.The cash flow hedge reserve balance as of December 31, 2020 also includes 30 deferred gains for the Company's share of such reserves at its equity method investments, which are not disclosed above.

	December 31, 2019
Hedging Instruments	Nominal amount of the hedging instrument	Assets carrying amount	Liabilities carrying amount	Line item in the statement of financial position where the hedging instrument is located
Cash flow hedges
Foreign exchange risk - Option/Forward contracts	5,207	80	(34)	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Price risk - Commodities forwards[1]	531	14	(93)	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Price risk - Commodities forwards[1]	721	—	(196)	Other assets/Other long-term obligations
Price risk - Emission rights forwards	559	104	(16)	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Total		198	(339)
1.The commodities balance as of December 31, 2019 shown above included 38 short-term and 138 long-term amounts for the special payment in the pellet purchase agreement, which was derecognized in 2020 with the sale of ArcelorMittal USA (note 6.1.5).

	December 31, 2019
Hedging Instruments	Cash flow hedge reserve at December 31, 2018	Hedging gains or losses of the reporting period that were recognized in OCI	Gains or losses reclassification adjustment and hedge ineffectiveness	Basis adjustment	Line item in the statement of comprehensive income that includes the reclassification adjustment and hedge ineffectiveness	Cash flow hedge reserve at December 31, 2019
Cash flow hedges
Foreign exchange risk - Option/Forward contracts	282	76	(4)	(323)	Sales	31
Price risk - Commodities forwards[1]	(399)	272	21	—	Sales, Cost of sales	(106)
Price risk - Emission rights forwards	778	(32)	(436)	—	Cost of sales	310
Total	661	316	(419)	(323)		235
1.The commodity contracts balance as of December 31, 2019 shown above included 29 deferred losses related to the special payment in the pellet purchase agreement, which was derecognized in 2020 with the sale of ArcelorMittal USA (note 6.1.5).
The following tables summarizes the historical gain/loss that will be recycled to the consolidation statements of operations when the hedged assets are disposed of.

	December 31, 2020
Date traded	Date maturity /unwound	Notional	OCI gross	Deferred tax	OCI net of deferred tax
December, 2014	January, 2016	375	83	(24)	59
May, 2015	March, 2020[1]	500	11	(3)	8
May, 2015	July, 2019	500	(16)	5	(11)
March, 2018	June, 2018	100	8	(2)	6
April, 2019	November, 2019	200	11	(3)	8
Total			97	(27)	70
1.On March 25, 2020 and March 26, 2020, the Company unwound euro/U.S. dollar CCS with a notional of 300 and 200, respectively, which were entered into on May 27, 2015 and designated as a net investment hedge of a euro denominated net investment in foreign operations amounting to €459. A deferred gain of 8, net of tax, was recorded in other comprehensive income and it will be recycled to the consolidation statements of operations when the hedged assets are disposed of.

	December 31, 2019
Date traded	Date maturity /unwound	Notional	OCI gross	Deferred tax	OCI net of deferred tax
December, 2014	January, 2016	375	83	(24)	59
May, 2015	June, 2025	500	(41)	12	(29)
May, 2015	July, 2019	500	(16)	5	(11)
March, 2018	June, 2018	100	8	(2)	6
April, 2019	November, 2019	200	11	(3)	8
Total			45	(12)	33

	December 31, 2020
Hedging Instruments	Nominal amount of the hedging instrument	Assets carrying amount	Liabilities carrying amount	Line item in the statement of financial position where the hedging instrument is located	Change in value used for calculating hedge ineffectiveness for 2020	Line item in the statement of comprehensive income that includes the recognized hedge ineffectiveness	Foreign currency translation reserve
Net investment hedges
Foreign exchange risk - Cross Currency Swap	—	—	—	N/a	—	N/a	70
Foreign exchange risk - EUR debt	6,335	—	(6,327)	Short-term debt and current portion of long-term debt; long-term debt, net of current portion	—	N/a	(10)
Total	6,335	—	(6,327)		—		60

Derivatives	Notional amount	Date traded	Fair value atFair value at December 31, 2018	Change in fair value	Fair value as of December 31, 2019[1]
CCS 10Y	300	May 27, 2015	(39)	14	(25)
CCS 10Y	160	May 27, 2015	(21)	8	(13)
CCS 10Y	40	May 27, 2015	(6)	3	(3)
Total	500		(66)	25	(41)
1.The net investment hedges were fully effective. As such, the change in fair value is entirely recorded in other comprehensive income.

	December 31, 2019
Hedging Instruments	Nominal amount of the hedging instrument	Assets carrying amount	Liabilities carrying amount	Line item in the statement of financial position where the hedging instrument is located	Change in value used for calculating hedge ineffectiveness for 2019	Line item in the statement of comprehensive income that includes the recognized hedge ineffectiveness	Foreign currency translation reserve
Net investment hedges
Foreign exchange risk - Cross Currency Swap	500	—	(41)	Other long-term obligations	—	N/a	33
Foreign exchange risk - EUR debt	7,788	—	(7,777)	Short-term debt and current portion of long-term debt; long-term debt, net of current portion	—	N/a	567
Total	8,288	—	(7,818)		—		600